Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, gross	$ 50,063,491	$ 33,979,863
Less: allowance for doubtful accounts	(234,072)	(140,335)
Accounts receivable, net	$ 49,829,419	$ 33,839,528